Share-Based Compensation - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Nov. 30, 2018 shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average share price at the time of exercise of awards		$ 44.76	$ 43.97
Withholding tax liabilities		$ 92,000,000	$ 124,000,000
Stock incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common shares available for grant		14,201,797	19,787,909
Maximum number of common shares available for grant	69,150,969		72,000,000
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Maximum term of option		10 years
TSRUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average fair value of options granted		$ 41.24	$ 43.20
PRSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average fair value of options granted			$ 42.36
Vesting period		3 years
PRSUs [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of options vested		0.00%
PRSUs [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of options vested		200.00%
Employee Stock Purchase Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of discount allowed for purchase of shares		15.00%
Maximum payroll deduction allowed		$ 21,250
Maximum shares to be purchased through plan | shares	20,388,909		21,000,000